Shareholders Equity (Schedule Of Unvested Restricted Share Units) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Non vested, beginning balance, Number of options	107,312
Vested, Number of options	(34,362)
Forfeited, Number of options	(53,950)
Non vested, ending balance, Number of options	19,000
Non vested, beginning balance, Weighted average grant date fair value	$ 28.10
Vested, Weighted average grant date fair value	$ 35.60
Forfeited, Weighted average grant date fair value	$ 28.90
Non vested, ending balance, Weighted average grant date fair value	$ 14.30